Related Party Transactions - Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Accounts receivable	¥ 53,143	¥ 47,315
Prepayments and other receivables	72,014	77,583
Other current assets	7,765	7,888
Other non-current assets	33,341	38,971
Accounts payable and accrued liabilities	343,819	310,680
Other non-current liabilities	12,562	12,734
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	10,219	6,657
Prepayments and other receivables	8,987	9,123
Other current assets	5,794	4,486
Other non-current assets	14,848	11,084
Accounts payable and accrued liabilities	66,001	64,772
Other non-current liabilities	¥ 3,053	¥ 3,755